PGIM US Real Estate Fund
Schedule of Investments as of December 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 98.7%
Common Stocks
Diversified REITs 3.2%
Broadstone Net Lease, Inc.	49,944	$860,036
Essential Properties Realty Trust, Inc.	86,378	2,207,821
		3,067,857
Health Care REITs 13.1%
CareTrust REIT, Inc.	100,034	2,238,761
Community Healthcare Trust, Inc.	60,151	1,602,423
Ventas, Inc.	59,413	2,961,144
Welltower, Inc.	66,362	5,983,861
		12,786,189
Hotel & Resort REITs 3.5%
Host Hotels & Resorts, Inc.	175,427	3,415,564
Industrial REITs 16.5%
Americold Realty Trust, Inc.	61,450	1,860,092
Prologis, Inc.	90,464	12,058,851
STAG Industrial, Inc.	54,805	2,151,644
		16,070,587
Office REITs 6.1%
Alexandria Real Estate Equities, Inc.	25,043	3,174,701
Kilroy Realty Corp.	70,268	2,799,477
		5,974,178
Real Estate Operating Companies 2.6%
Tricon Residential, Inc. (Canada)	281,915	2,565,426
Residential REITs 14.5%
Apartment Income REIT Corp.	55,427	1,924,980
Camden Property Trust	6,133	608,946
Equity Residential	60,716	3,713,390
Sun Communities, Inc.	14,028	1,874,842
UDR, Inc.	49,727	1,904,047
Veris Residential, Inc.	258,089	4,059,740
		14,085,945

PGIM US Real Estate Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Retail REITs 16.9%
Brixmor Property Group, Inc.	88,138	$2,050,971
InvenTrust Properties Corp.	28,620	725,231
Realty Income Corp.	97,740	5,612,231
Regency Centers Corp.	7,222	483,874
Retail Opportunity Investments Corp.	34,580	485,157
Simon Property Group, Inc.	40,548	5,783,767
SITE Centers Corp.	97,359	1,327,003
		16,468,234
Specialized REITs 22.3%
Digital Realty Trust, Inc.	15,966	2,148,704
EPR Properties	26,891	1,302,869
Equinix, Inc.	10,073	8,112,694
Extra Space Storage, Inc.	16,875	2,705,569
Iron Mountain, Inc.	57,697	4,037,636
Public Storage	11,067	3,375,435
		21,682,907

Total Long-Term Investments (cost $84,381,319)		96,116,887

Short-Term Investment 0.8%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $807,239)(wb)	807,239	807,239

TOTAL INVESTMENTS 99.5% (cost $85,188,558)		96,924,126
Other assets in excess of liabilities 0.5%		469,935

Net Assets 100.0%		$97,394,061

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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